Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Additional paid in capital [member]	Treasury stock [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Class A common stock [member]	Class B common stock [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2015	$ 1,390,520	$ 57,455	$ (136,388)	$ 1,441,831	$ (768)	$ 20,924	$ 7,466
Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2015	(2,354)			(2,354)
Beginning balance at Dec. 31, 2015	1,388,166	57,455	$ (136,388)	1,439,477	(768)	$ 20,924	$ 7,466
Beginning balance, shares (Previously stated [member]) at Dec. 31, 2015						31,017,102	10,938,125
Beginning balance, shares at Dec. 31, 2015						31,017,102	10,938,125
Net profit | Previously stated [member]	325,928
Net profit	323,409			323,409
Other comprehensive loss	(1,104)				$ (1,104)
Issuance of stock for employee awards		(64)				$ 64
Issuance of stock for employee awards, shares						94,208
Share-based compensation expense	7,539	7,539
Dividends paid	(86,116)			(86,116)
Other	$ (14)	$ 56		$ (70)		$ 1,046
Other, shares	0	0	0	0	0	0	0
Ending balance (Previously stated [member]) at Dec. 31, 2016	$ 1,636,753
Ending balance at Dec. 31, 2016	1,631,880	$ 64,986	$ (136,388)	$ 1,676,700	$ (1,872)	$ 20,988	$ 7,466
Ending balance, shares at Dec. 31, 2016						31,112,356	10,938,125
Net profit | Previously stated [member]	369,658
Net profit	364,045			364,045
Other comprehensive loss	(2,016)				(2,016)
Issuance of stock for employee awards		(42)				$ 42
Issuance of stock for employee awards, shares						62,224
Share-based compensation expense	7,422	7,422
Dividends paid	(106,792)			(106,792)
Share options exercised	587	579				$ 8
Share options exercised, shares						11,061
Ending balance (Previously stated [member]) at Dec. 31, 2017	1,905,612
Ending balance at Dec. 31, 2017	1,895,126	72,945	(136,388)	1,933,953	(3,888)	$ 21,038	$ 7,466
Ending balance, shares at Dec. 31, 2017						31,185,641	10,938,125
Adjustment on initial application of IFRS 9	(1,744)			(1,744)
Net profit	88,095			88,095
Other comprehensive loss	(339)				(339)
Issuance of stock for employee awards		(49)				$ 49
Issuance of stock for employee awards, shares						72,045
Share-based compensation expense	7,145	7,145
Dividends paid	(147,604)			(147,604)
Ending balance at Dec. 31, 2018	$ 1,840,679	$ 80,041	$ (136,388)	$ 1,872,700	$ (4,227)	$ 21,087	$ 7,466
Ending balance, shares at Dec. 31, 2018						31,257,686	10,938,125